THE INVESTMENT HOUSE FUNDS

December 1, 2017

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: The Investment House Funds
File No. 333-71402

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to The Investment House Fund's registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.

Please contact the undersigned at (513) 869-4300 if you have any questions.

Very truly yours,

/s/Carol J. Highsmith

Carol J. Highsmith
Assistant Secretary